Employee Benefit Plans (Collective Bargaining Agreements and Multiemployer Pension Plans Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($) pension_plan	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Approximate percent of our workforce represented by various labor unions	26.00%
Approximate percent of our workforce covered by collective bargaining agreements	6.00%
Number of multi-employer pension plans under collective bargaining agreements in which company contributes | pension_plan	27
Approximate percentage of our total current employees that are participants in multi-employer pension plans	21.00%
Contributions to pension plan amount considered to be significant	$ 56.8	$ 51.8	$ 46.7
Percentage of funded status of pension protection act critical zone maximum (up to)	65.00%
Percentage of funded status of pension protection act endangered zone maximum (less than)	80.00%
Percentage of funded status of pension protection act Safe zone minimum (at least)	80.00%
Percent of total contributions that we are listed as providing more than for Local 731 Private Scavengers and Garage Attendants Pension Trust Fund	5.00%
Central States Southeast And Southwest Areas Pension Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Withdrawal liability - Central States Pension and Other Funds	$ 139.0
Multiemployer Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to pension plan amount considered to be significant	$ 3.0